FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Mar. 31, 2015
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	March 31,
	2014	2015

ASSETS
Current assets:
Cash and cash equivalents	$13,937	$55,883
Amounts due from related parties	27,622	127,694
Prepaid expenses and other current assets	334	1,488

Total current assets	41,893	185,065
Property and equipment, net	1	—
Investment in subsidiaries and VIE entities	99,584	136,670
Rental deposit and other non-current assets	—	740

TOTAL ASSETS	$141,478	$322,475

LIABILITIES, MEZZANINE EQUITY AND EQUITY (DEFICIT):
Current liabilities:
Accrued expenses and other current liabilities	$2,767	$2,151
Amount due to related parties	1,151	1,194

Total current liabilities	3,918	3,345

Mezzanine Equity:
Series A convertible redeemable participating preferred shares ($ 0.01 par value; 1,094,668 and nil shares authorized, issued and outstanding as of March 31, 2014 and 2015, respectively, liquidation value of $1,970 and nil as of March 31, 2014 and 2015, respectively)	6,496	—
Series B convertible redeemable participating preferred shares ($0.01 par value; 686,368 and nil shares authorized as of March 31, 2014 and 2015, respectively, 686,368 and nil shares issued and outstanding as of March 31, 2014 and 2015, respectively, liquidation value of $2,162 and nil as of March 31, 2014 and 2015, respectively)	6,512	—
Series C1 convertible redeemable participating preferred shares ($0.01 par value; 794,250 and nil shares authorized, issued and outstanding as of March 31, 2014 and 2015, respectively, liquidation value of $1,893 and nil as of March 31, 2014 and 2015, respectively)	5,700	—
Series C2 convertible redeemable participating preferred shares ($0.01 par value; 126,286 and nil shares authorized, issued and outstanding as of March 31, 2014 and 2015, respectively, liquidation value of $568 and nil as of March 31, 2014 and 2015, respectively)	1,709	—
Series C3 convertible redeemable participating preferred shares ($0.01 par value; 1,024,318 and nil shares authorized, issued and outstanding as of March 31, 2014 and 2015, respectively, liquidation value of and $1,382 and nil as of March 31, 2014and 2015, respectively)	4,157	—
Series D1 convertible redeemable participating preferred shares ($0.01 par value; 3,488,864 and nil shares authorized, issued and outstanding as of March 31, 2014 and 2015, respectively, liquidation value of $10,083 and nil as of March 31, 2014 and 2015, respectively)	29,750	—
Series D2 convertible redeemable participating preferred shares ($0.01 par value; 2,072,624 and nil shares authorized, issued and outstanding as of March 31, 2014 and 2015, respectively, liquidation value of $2,798 and nil as of March 31, 2014 and 2015, respectively)	11,300	—
Series E convertible redeemable participating preferred shares ($0.01 par value; 4,289,457 and nil shares authorized, issued and outstanding as of March 31, 2014 and 2015, respectively, liquidation value of $22,056 and nil as of March 31, 2014 and 2015, respectively)	54,098	—
Series F convertible redeemable participating preferred shares ($0.01 par value; 7,204,680 and nil shares authorized, issued and outstanding as of March 31, 2014 and 2015, respectively, liquidation value of $93,639 and nil as of March 31, 2014 and 2015, respectively)	144,795	—

Equity:
Class A common shares ($0.01 par value; 37,648,485 shares authorized as of March 31, 2014 and 2015, respectively, 4,599,674 and 33,556,439 issued and outstanding as of March 31, 2014 and 2015, respectively)	45	335
Class B common shares ($0.01 par value; 1,570,000 shares authorized as of March 31, 2014 and 2015, 1,570,000 and nil issued and outstanding as of March 31, 2014 and 2015, respectively)	16	—
Class C common shares ($0.01 par value; nil and 2,000,000 shares authorized as of March 31, 2014 and 2015, respectively, nil and 805,100 shares issued and outstanding as of March 31, 2014 and 2015, respectively)	—	8
Additional paid-in capital	1,342	419,862
Accumulated deficit	(132,124)	(105,011)
Accumulated other comprehensive income	3,764	3,936

Total iKang Healthcare Group, Inc.’s deficit/(equity)	(126,957)	319,130

TOTAL LIABILITIES, MEZZANINE EQUITY AND EQUITY	$141,478	$322,475

CONDENSED STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Years ended March 31
	2013	2014	2015

Operating expenses:
Selling and marketing expenses	$—	$—	$15
General and administrative expenses	2,849	2,457	10,536

Total operating expenses	2,849	2,457	10,551

Loss from operations	(2,849)	(2,457)	(10,551)
Interest income	—	11	25
Interest expense	(169)	(18)	—
Equity in earnings of subsidiaries and VIE entities	15,129	24,071	37,639

Income before provision for income taxes	12,111	21,607	27,113
Income tax expenses	—	—	—

Net income	$12,111	$21,607	$27,113

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

(In thousands of US dollars, except share data and per share data)

	For the years ended March 31,
	2013	2014	2015

Net income	$12,111	$21,607	$27,113

Other comprehensive income:
Other comprehensive income, foreign currency translation adjustment	584	(758)	172
Comprehensive income attributable to iKang Healthcare Group, Inc.	$12,695	$20,849	$27,285

CONDENSED STATEMENTS OF SHAREHOLDERS’ EQUITY (DEFICIT)

(In thousands of US dollars, except share data and per share data)

	Common				Accumulated other	Total
	Comprehensive		Additional	Accumulated	comprehensive	shareholders’
	Shares	Amount	paid-in capital	deficit	income	equity/(deficit)
Balance at March 31, 2012	6,686,490	$67	$4,711	$(60,928)	$3,938	$(52,212)
Share-based compensation expenses	—	—	2,273	—	—	2,273
Redesignation to Series F Series F convertible redeemable participating preferred shares	(205,245)	(2)	(2,643)	—	—	(2,645)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium	—	—	—	(84,306)	—	(84,306)
Net income	—	—	—	12,111	—	12,111
Foreign currency translation adjustment	—	—	—	—	584	584

Balance at March 31, 2013	6,481,245	$65	$4,341	$(133,123)	$4,522	$(124,195)
Share-based compensation expenses	—	—	930	—	—	930
iKang Healthcare Group, Inc. one common share of $0.01 entered into a share swap agreement	1	—	—	—	—	—
Redesignation to Series F Series F convertible redeemable participating preferred shares	(311,572)	(4)	(3,745)	—	—	(3,749)
Addition of non-controlling interest in connection with acquisition of Shanghai iKang Jianwei Health Management Co., Ltd.	—	—	—	(172)	—	(172)
Purchase of non-controlling interest of Shanghai iKang Guobin Blue Cross Clinic, Co. Ltd.	—	—	(184)	—	—	(184)
Deemed dividend on convertible redeemable preferred shares - accretion of redemption premium	—	—	—	(20,436)	—	(20,436)
Net income	—	—	—	21,607	—	21,607
Foreign currency translation adjustment	—	—	—	—	(758)	(758)

Balance at March 31, 2014	6,169,674	$61	$1,342	$(132,124)	$3,764	$(126,957)
Share-based compensation expenses			9,153	—	—	9,153
Conversion of participating convertible redeemable preferred shares to common shares	20,781,515	208	264,301	—	—	264,509
Issuance of common shares upon initial public offering, net of offering costs of $2,882	5,215,794	52	132,885	—	—	132,937
Issuance of common shares upon Green Shoe	514,556	5	13,394	—	—	13,399
Issuance of common shares in connection with exercise of options	80,000	1	821	—	—	822
Issuance of ordinary shares in connection with share-based compensation arrangements	1,600,000	16	—	—	—	16
Capital contribution of non-controlling interest holder of Shanghai Jianwei Management	—	—	(50)	—	—	(50)
Capital contribution of non-controlling interest holder of WA Health Care	—	—	(1,984)	—	—	(1,984)
Net income	—	—	—	27,113	—	27,113
Foreign currency translation adjustment	—	—	—	—	172	172

Balance at March 31, 2015	34,361,539	$343	$419,862	$(105,011)	$3,936	$319,130

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of US dollars, except share data and per share data)

	For the years ended March 31,
	2013	2014	2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$12,111	$21,607	$27,113
Adjustments to reconcile net income to net cash provided by operating activities:
Investment income from subsidiaries	(15,129)	(24,071)	(37,639)
Stock-based compensation	2,273	930	9,153
Changes in assets and liabilities:
Prepaid expenses and other current assets	2,754	(315)	(410)
Amount due from related parties	(1,502)	(17,732)	(103,142)
Accrued expenses and other current liabilities	(297)	(2,409)	3,349

Net cash generated from (used in) operating activities	210	(21,990)	(101,576)

CASH FLOW FROM FINANCING ACTIVITIES:
Loan provided to a related party	—	(3,000)	—
Repayment of loan provided to a related party	—	3,000	—
Payment for loan receivable	—	—	(740)
Payments for business acquisitions	—	(32,978)	(2,417)

Net cash used in investing activities	—	(32,978)	(3,157)

CASH FLOW FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible redeemable preferred shares	45,000	—	—
Proceeds from convertible loan	2,000	—	—
Repayment of convertible loan	—	(2,000)	—
Proceeds from exercise of share options	—	—	824
Proceeds from issuance of common shares upon initial public offering	—	—	135,819
Proceeds from issuance of common shares upon Green Shoe	—	—	13,399
Payment of initial public offering expenses	—	—	(2,276)
Payment for business acquisitions	—	—	(1,087)
Proceeds from issuance of convertible redeemable preferred shares	—	25,181	—
Proceeds from redesignation of Class A common shares	—	669	—
Proceeds from redesignation of convertible redeemable preferred shares	—	612	—
Payment for convertible preferred shares transaction professional fees	—	(2,847)	—

Net cash provided by financing activities	47,000	21,615	146,679

Net increase/(decrease) in cash and cash equivalents	47,210	(33,353)	41,946
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	80	47,290	13,937

CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$47,290	$13,937	$55,883

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO THE FINANCIAL STATEMENTS

1.BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statement except that the Parent Company used the equity method to account for investments in its subsidiaries and VIE entities.

The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries and VIE entities were over the 25% of the consolidated net assets of the Group as of March 31, 2015.

2.INVESTMENTS IN SUBSIDIARIES

The Parent Company, its subsidiaries and VIE entities were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation.

For the purpose of the Parent Company’s stand-alone financial information, its investments in subsidiaries and VIE entities are reported using the equity method of accounting.  The Parent Company’s share of income (loss) from its subsidiaries and VIE entities were reported as share of income (loss) of subsidiaries and VIE entities in the accompanying Parent Company’s financial information.